Investments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
begaining balance, December 31, 2022			$ 2,500,069
Acquired in the period			350,000		$ 3,159,514
Interest income			60,000
Change in fair value of investments at fair value through profit loss	$ (388,878)	$ (768,030)	(421,974)	$ (418,818)	(1,250,990)	$ 0
Ending balance, september, 2022	2,488,095		2,488,095		2,500,069
Other [Member]
begaining balance, December 31, 2022			0
Acquired in the period			150,000
Interest income			0
Change in fair value of investments at fair value through profit loss			0
Ending balance, september, 2022	150,000		150,000		0
Marketable Securities [Member]
begaining balance, December 31, 2022			860,496
Acquired in the period			0
Interest income			0
Change in fair value of investments at fair value through profit loss			421,974
Ending balance, september, 2022	438,522		438,522		860,496
Non Marketable Securities [Member]
begaining balance, December 31, 2022			591,545
Acquired in the period			0
Interest income			0
Change in fair value of investments at fair value through profit loss			0
Ending balance, september, 2022	591,545		591,545		591,545
Available For Sale Securities [Member]
begaining balance, December 31, 2022			1,048,028
Acquired in the period			200,000
Interest income			60,000
Change in fair value of investments at fair value through profit loss			0
Ending balance, september, 2022	$ 1,308,028		$ 1,308,028		$ 1,048,028